Condensed financial information of Plastec Technologies, Ltd. - Balance Sheet (Details) - HKD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 98,732	$ 182,697
Total current assets	101,863	185,147
Total assets	102,301	185,645
Current liabilities
Accrued liabilities	1,120	1,569
Tax payable	11,026	10,186
Total current liabilities	12,146	11,755
Shareholders' equity
Ordinary shares (U.S.$0.001 par value; 100,000,000 authorized, 12,938,128 and 12,938,128 shares issued and outstanding as of December 31 2020 and 2021, respectively)	101	101
Retained earnings	64,035	147,770
Total shareholders' equity	90,155	173,890	$ 177,397	$ 550,309
Parent Company [Member]
Current assets
Cash and cash equivalents	35,774	149,529	$ 152,340	$ 248,050
Amount due from subsidiary	11,350	0
Prepaid expenses and other receivables	1,780	1,130
Total current assets	48,904	150,659
Investment in subsidiaries	0	0
Total assets	48,904	150,659
Current liabilities
Accrued liabilities	1,086	1,415
Amount due to subsidiary	0	18,650
Tax payable	9,186	8,506
Total current liabilities	10,272	28,571
NET CURRENT ASSETS	38,632	122,088
TOTAL ASSETS AND LIABILITIES	38,632	122,088
Shareholders' equity
Ordinary shares (U.S.$0.001 par value; 100,000,000 authorized, 12,938,128 and 12,938,128 shares issued and outstanding as of December 31 2020 and 2021, respectively)	101	101
Retained earnings	38,531	121,987
Total shareholders' equity	$ 38,632	$ 122,088